UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Ave.
Greenwich, Connecticut 06830

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1.  Schedule of Investments.

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value

FIXED INCOME INVESTMENTS - 95.4%

AGENCY MORTGAGE-BACKED SECURITIES - 92.7%
$200,313	FHLMC Gold Pool #A37619	4.500%	09/01/35	$217,189
482,323	FHLMC Gold Pool #A88945	4.000%	08/01/39	519,442
9,566	FHLMC Gold Pool #C00548	7.000%	08/01/27	11,210
26,491	FHLMC Gold Pool #C00778	7.000%	06/01/29	31,673
89,196	FHLMC Gold Pool #C91034	6.000%	06/01/27	100,290
34,450	FHLMC Gold Pool #D82572	7.000%	09/01/27	39,006
45,221	FHLMC Gold Pool #G04710	6.000%	09/01/38	51,704
398,810	FHLMC Gold Pool #G07025	5.000%	02/01/42	439,953
74,645	FHLMC Gold Pool #G08012	6.500%	09/01/34	89,940
142,678	FHLMC Gold Pool #G08022	6.000%	11/01/34	163,308
130,183	FHLMC Gold Pool #G08047	6.000%	03/01/35	148,983
668,549	FHLMC Gold Pool #G08378	6.000%	10/01/39	754,870
353,420	FHLMC Gold Pool #G30285	6.000%	02/01/26	397,144
101,158	FHLMC Gold Pool #G80111	7.300%	12/17/22	114,970
17,620	FHLMC Gold Pool #H09098	6.500%	10/01/37	20,044
125,667	FHLMC Gold Pool #P00024	7.000%	09/01/32	145,425
649,140	FHLMC Gold Pool #P50079	5.000%	07/01/33	713,021
128,381	FHLMC Gold Pool #P50526	6.500%	09/01/36	144,901
182,516	FHLMC Gold Pool #T30126	5.550%	07/01/37	202,535
234,701	FHLMC Gold Pool #T30133	5.550%	07/01/37	260,525
479,171	FHLMC Gold Pool #T60798	3.500%	07/01/42	493,560
225,191	FHLMC Gold Pool #U30400	5.550%	06/01/37	250,026
1,968,697	FHLMC Gold Pool #U80611	4.500%	11/01/33	2,176,463
269,342	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	305,960
43,692	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	51,082
31,307	FHLMC, Series 2201, Class C	8.000%	11/15/29	36,251
127,294	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	143,828
31,904	FHLMC, Series 2576, Class HC	5.500%	03/15/33	35,131
101,098	FHLMC, Series 2802, Class OH	6.000%	05/15/34	111,065
307,939	FHLMC, Series 3033, Class WY	5.500%	09/15/35	352,972
117,923	FHLMC, Series 3072, Class DL	6.000%	02/15/35	131,424
423,246	FHLMC, Series 3143, Class BC	5.500%	02/15/36	476,224
60,028	FHLMC, Series 3255, Class QE	5.500%	12/15/36	65,471
425,838	FHLMC, Series 3677, Class PB	4.500%	05/15/40	467,500
458,790	FHLMC, Series 3926, Class OP	6.000%	08/15/25	517,825
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	983,190
1,538,846	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,681,200
229,047	FHLMC, Series 4050, Class NK	4.500%	09/15/41	252,906
1,000,000	FHLMC, Series 4299, Class JY	4.000%	01/15/44	1,122,246
32,601	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	36,674
252,726	FNMA Pool #252034	7.000%	09/01/28	297,379
37,711	FNMA Pool #252215	6.000%	11/01/28	42,526
310,285	FNMA Pool #256182	6.000%	03/01/36	348,249
38,383	FNMA Pool #256972	6.000%	11/01/37	41,873
260,953	FNMA Pool #257138	5.000%	03/01/38	282,028
1,313,424	FNMA Pool #463331	5.250%	08/01/29	1,553,203
626,841	FNMA Pool #465714	4.680%	08/01/28	736,964
237,791	FNMA Pool #469130	4.870%	10/01/41	286,093
11,448	FNMA Pool #535131	6.000%	03/01/29	13,032
60,848	FNMA Pool #594207	6.500%	02/01/31	67,719
27,435	FNMA Pool #673315	5.500%	11/01/32	30,759
200,079	FNMA Pool #687887	5.500%	03/01/33	228,664
391,834	FNMA Pool #694795	5.500%	04/01/33	447,871
147,755	FNMA Pool #724888	5.500%	06/01/33	161,987

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
53,559	FNMA Pool #733750	6.310%	10/01/32	$61,002
167,545	FNMA Pool #735861	6.500%	09/01/33	196,620
321,672	FNMA Pool #745318	5.000%	12/01/34	352,949
27,344	FNMA Pool #745630	5.500%	01/01/29	30,524
72,280	FNMA Pool #801357	5.500%	08/01/34	81,433
227,347	FNMA Pool #801506	4.750%	09/01/34	248,322
102,381	FNMA Pool #813839	6.000%	11/01/34	112,933
384,913	FNMA Pool #819457	4.750%	02/01/35	421,877
1,674,204	FNMA Pool #821082	6.000%	03/01/35	1,898,049
239,403	FNMA Pool #831927	6.000%	12/01/36	272,437
806,447	FNMA Pool #846323	4.250%	11/01/35	871,351
588,533	FNMA Pool #851762	4.250%	01/01/36	634,312
76,653	FNMA Pool #871394	7.000%	04/01/21	82,079
521,376	FNMA Pool #883281	7.000%	07/01/36	607,868
34,084	FNMA Pool #888367	7.000%	03/01/37	40,508
67,119	FNMA Pool #888534	5.000%	08/01/37	72,625
925,796	FNMA Pool #891367	4.750%	04/01/36	1,014,099
150,444	FNMA Pool #908160	5.500%	12/01/36	163,430
195,361	FNMA Pool #930504	5.000%	02/01/39	213,862
61,186	FNMA Pool #930664	6.500%	03/01/39	71,036
565,897	FNMA Pool #940441	5.780%	03/01/37	641,774
210,798	FNMA Pool #954633	5.500%	02/01/37	226,061
30,145	FNMA Pool #954957	6.000%	10/01/37	32,965
196,610	FNMA Pool #995656	7.000%	06/01/33	234,645
77,941	FNMA Pool #AD0756	6.500%	11/01/28	89,092
545,761	FNMA Pool #AM3191	3.380%	05/01/28	572,889
221,233	FNMA Pool #AM4671	5.320%	10/01/43	268,179
826,661	FNMA Pool #AM5015	4.940%	12/01/43	1,010,714
180,643	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	206,731
3,356	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	3,355
271,911	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	321,363
169,307	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	199,198
63,000	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	69,804
325,221	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	375,039
195,248	FNMA, Series 2004-17, Class H	5.500%	04/25/34	217,888
278,317	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	312,164
249,997	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	276,775
115,560	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	122,390
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	207,795
151,309	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	167,210
854,151	FNMA, Series 2006-24, Class Z	5.500%	04/25/36	962,329
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	908,690
261,583	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	291,696
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	910,614
686,605	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	759,149
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	178,147
318,000	FNMA, Series 2010-68, Class GE	4.500%	07/25/40	325,842
170,277	FNMA, Series 2012-51, Class B	7.000%	05/25/42	198,234
704,762	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	768,508
112,028	FNMA, Series G93-5, Class Z	6.500%	02/25/23	125,288
21,920	GNMA I Pool #471369	5.500%	05/15/33	24,589
83,344	GNMA I Pool #487108	6.000%	04/15/29	96,393
69,974	GNMA I Pool #509930	5.500%	06/15/29	78,344
79,969	GNMA I Pool #509965	5.500%	06/15/29	89,532
27,451	GNMA I Pool #595606	6.000%	11/15/32	30,862
1,967	GNMA I Pool #602377	4.500%	06/15/18	2,055
1,058	GNMA I Pool #603377	4.500%	01/15/18	1,105

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
218,065	GNMA I Pool #615272	4.500%	07/15/33	$241,333
64,992	GNMA I Pool #615403	4.500%	08/15/33	71,596
29,346	GNMA I Pool #616829	5.500%	01/15/25	32,863
47,721	GNMA I Pool #623190	6.000%	12/15/23	53,650
136,416	GNMA I Pool #626755	5.000%	03/15/35	152,713
43,738	GNMA I Pool #640940	5.500%	05/15/35	50,101
203,109	GNMA I Pool #644970	5.000%	06/15/35	227,507
108,188	GNMA I Pool #647406	5.000%	09/15/35	121,375
157,714	GNMA I Pool #650493	5.000%	01/15/36	176,891
151,542	GNMA I Pool #675477	5.000%	06/15/38	167,471
26,715	GNMA I Pool #677162	5.500%	08/15/23	29,116
375,003	GNMA I Pool #678649	4.000%	12/15/39	405,771
181,654	GNMA I Pool #697999	4.500%	02/15/24	192,353
465,427	GNMA I Pool #711286	6.500%	10/15/32	534,201
600,185	GNMA I Pool #737844	3.500%	01/15/26	637,503
154,464	GNMA I Pool #760369	5.000%	08/15/41	170,017
129,385	GNMA I Pool #782771	4.500%	09/15/24	138,917
814,310	GNMA II Pool #003066	5.500%	04/20/31	915,684
39,891	GNMA II Pool #003284	5.500%	09/20/32	44,935
75,890	GNMA II Pool #003346	5.500%	02/20/33	85,732
24,971	GNMA II Pool #003401	4.500%	06/20/33	27,092
180,381	GNMA II Pool #003403	5.500%	06/20/33	203,787
43,139	GNMA II Pool #003554	4.500%	05/20/34	46,763
102,141	GNMA II Pool #003689	4.500%	03/20/35	110,775
15,598	GNMA II Pool #004284	5.500%	11/20/38	16,685
167,015	GNMA II Pool #004291	6.000%	11/20/38	189,362
117,558	GNMA II Pool #004412	5.000%	04/20/39	124,050
220,762	GNMA II Pool #004561	6.000%	10/20/39	250,361
148,255	GNMA II Pool #004702	3.500%	06/20/25	155,987
165,426	GNMA II Pool #004753	8.000%	08/20/30	182,488
703,844	GNMA II Pool #004838	6.500%	10/20/40	806,473
376,473	GNMA II Pool #3638	6.000%	11/20/34	430,134
375,812	GNMA II Pool #3909	5.500%	10/20/36	419,798
1,163,624	GNMA II Pool #442324	4.500%	08/20/41	1,259,708
85,457	GNMA II Pool #575787	5.760%	03/20/33	95,320
140,428	GNMA II Pool #610116	5.760%	04/20/33	156,599
61,821	GNMA II Pool #610143	5.760%	06/20/33	68,938
202,620	GNMA II Pool #648541	6.000%	10/20/35	220,601
87,838	GNMA II Pool #748939	4.000%	09/20/40	94,629
752,516	GNMA II Pool #781642	5.500%	08/20/33	850,093
205,952	GNMA II Pool #MA2295	4.500%	10/20/44	213,325
1,753,168	GNMA II Pool #MA2681	5.000%	03/20/45	1,915,760
532,411	GNMA Pool #752112	3.500%	01/15/33	564,339
197,223	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	223,642
64,833	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	75,504
56,849	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	67,095
145,122	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	164,030
106,222	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	114,734
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	168,706
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	191,847
458,432	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	504,945
408,349	GNMA, Series 2003-57, Class C	4.500%	04/20/33	455,345
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	124,793
49,914	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	51,873
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	229,574
724,548	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	817,783

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
266,719	GNMA, Series 2005-49, Class B	5.500%	06/20/35	$299,959
217,109	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	240,837
77,703	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	88,316
43,427	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,899
1,135,722	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,272,122
115,099	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	127,614
68,135	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	75,825
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	272,333
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	338,133
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	354,025
1,341,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,553,815
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	181,284
592,652	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	687,557
703,805	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	781,535
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,389,828
535,384	GNMA, Series 61, Class ZQ	6.000%	08/16/39	710,526

Total Agency Mortgage-Backed Securities (identified cost, $61,593,221)	$63,016,477

OTHER U.S. GOVERNMENT GUARANTEED - 2.7%

INDUSTRIALS - 2.7%
$1,536,000	Vessel Management Services, Inc.	5.125%	04/16/35	$1,805,153

Total OTHER U.S. GOVERNMENT GUARANTEED (identified cost, $1,764,553)	$1,805,153

TOTAL FIXED INCOME INVESTMENTS (identified cost, $63,357,774) — 95.4%	$64,821,630

SHORT-TERM INVESTMENTS - 4.5%

$3,059,113	Fidelity Government Money Market Fund, 0.01% (1)	$3,059,113

TOTAL SHORT-TERM INVESTMENTS (identified cost, $3,059,113) — 4.5%	$3,059,113

TOTAL INVESTMENTS (identified cost, $66,416,887) — 99.9%	$67,880,743

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	82,741

NET ASSETS — 100.0%	$67,963,484

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association

(1)	Variable rate security. Rate presented is as of September 30, 2015.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,790,961
Gross Unrealized Depreciation	(327,105)
Net Unrealized Appreciation	$1,463,856

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Wright Current Income Fund (WCIF) Portfolio of Investments – As of September 30, 2015 (Unaudited)

Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inpust (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$63,016,477	$-	$63,016,477
Other U.S. Government Guaranteed	-	1,805,153	-	1,805,153
Short-Term Investments	-	3,059,113	-	3,059,113
Total Investments	$-	$67,880,743	$-	$67,880,743

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund)

By:          /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:           November 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:           November 3, 2015

By:           /s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date:           November 3, 2015